Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Cameco Corporation [Member]
Total		$ 133,930,000	$ 7,950,000	$ 141,880,000
Key Lake [Member]
Total	$ 1,500,000		4,070,000	5,570,000
McArthur River [Member]
Total	2,450,000		1,890,000	4,340,000
Cigar Lake [Member]
Total	5,070,000		2,000,000	7,070,000
Rabbit Lake [Member]
Total	370,000		1,000,000	1,370,000
Exploration [Member]
Total			50,000	50,000
Crow Butte Resources [Member]
Total	90,000		360,000	450,000
Power Resources Inc [Member]
Total	$ 1,020,000	$ 20,000	1,370,000	2,410,000
Cameco Australia [Member]
Total			$ 310,000	$ 310,000